Schedule H, Line 4i - Schedule of Assets Held at End of Year (Details) - Bar Harbor Bankshares 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Entity tax identification number	01-0393663
Plan number	002
Participant loans	$ 643,960
Total	$ 73,580,926
Investment, Identifier [Axis]: Bar Harbor Bankshares, Company Stock
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:BarHarborBanksharesMember
Investment type	Common Stock of BHB
Number of shares held | shares	139,616.446
Current Value	$ 4,335,091
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Black Rock, Inflation Protection Bond
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:BlackRockMember
Investment type	Mutual funds
Number of shares held | shares	2,230.73
Current Value	$ 21,571
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Eaton Vance, Floating Rate
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:EatonVanceMember
Investment type	Mutual funds
Number of shares held | shares	4,586.689
Current Value	$ 37,106
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity , OTC Portfolio
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:FidelityMember
Investment type	Mutual funds
Number of shares held | shares	52,453.142
Current Value	$ 1,273,562
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs, GQG Partners International Opportunities
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:GoldmanSachsMember
Investment type	Mutual funds
Number of shares held | shares	23,916.18
Current Value	$ 537,157
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Lord Abbett, Short Duration Income
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:LordAbbettMember
Investment type	Mutual funds
Number of shares held | shares	160,688.628
Current Value	$ 625,079
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Morgan Stanley, Institutional Fund Inc.
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	Morgan Stanley
Investment type	Mutual funds
Number of shares held | shares	3,585.094
Current Value	$ 250,741
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO, Real Return
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:PimcoMember
Investment type	Mutual funds
Number of shares held | shares	24,115.558
Current Value	$ 250,078
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Federal Money Market
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	123,921.58
Current Value	$ 12,392
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Global Equity
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	75,113.594
Current Value	$ 2,877,602
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , High-Yield Corporate
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	16,714.954
Current Value	$ 93,102
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Institutional Index
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	14,518.065
Current Value	$ 8,015,133
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , International Growth
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	13,079.62
Current Value	$ 1,490,946
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2020
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	60,206.835
Current Value	$ 1,652,678
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2025
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	215,477.253
Current Value	$ 4,298,771
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2030
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	336,312.889
Current Value	$ 14,236,125
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2035
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	275,276.225
Current Value	$ 7,537,063
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2040
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	83,639.491
Current Value	$ 4,177,793
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2045
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	115,879.517
Current Value	$ 4,025,654
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2050
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	65,093.311
Current Value	$ 3,858,731
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2055
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	27,170.599
Current Value	$ 1,797,607
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2060
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	8,158.151
Current Value	$ 497,484
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2065
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	5,858.048
Current Value	$ 234,898
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement 2070
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	2,074.111
Current Value	$ 65,998
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard , Target Retirement Inc.
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	102,299.75
Current Value	$ 1,418,898
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Developed Markets Index
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	70,111.137
Current Value	$ 1,407,131
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Mid-Cap Index
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	5,299.569
Current Value	$ 1,904,453
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Real Estate Index
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	125.39
Current Value	$ 247,060
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Retirement Savings Trust III
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Common Collective Trust
Current Value	$ 1,697,248
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Small-Cap Index
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	15,318.112
Current Value	$ 1,893,012
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard, Total Bond Market Index
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Investment issuer name	bhb:VanguardMember
Investment type	Mutual funds
Number of shares held | shares	221,781.129
Current Value	$ 2,166,802
Investment party in interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Loan interest rate	4.25%
Maximum
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Loan interest rate	9.50%